UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 11.0%
Australia & New Zealand Banking
Group Ltd.	184,949	$4,999,576
BHP Billiton PLC	108,856	3,011,022
Commonwealth Bank of Australia	76,318	5,024,974
Cover-More Group Ltd.	1,636,172	3,123,691
Japara Healthcare Ltd. (a)	540,048	1,124,121
Lend Lease Group	495,011	6,215,267
Origin Energy Ltd.	188,742	2,468,386
QBE Insurance Group Ltd.	354,619	3,611,366
Spotless Group Holdings Ltd. (a)	817,423	1,292,969
Suncorp Group Ltd.	365,034	4,486,769

		35,358,141
China — 12.7%
Agricultural Bank of China Ltd., Class H	7,497,000	3,318,151
Byd Co. Ltd., Class H	390,000	2,581,820
China Construction Bank Corp., Class H	4,916,000	3,437,967
China Life Insurance Co. Ltd., Class H	947,000	2,632,256
China Oilfield Services Ltd., Class H	716,000	1,886,442
China Telecom Corp. Ltd., Class H	6,888,000	4,222,233
Haitong Securities Co. Ltd., Class H	1,648,000	2,539,797
Li Ning Co., Ltd. (a)(b)	3,061,500	1,615,549
New China Life Insurance Co. Ltd., Class H	325,600	1,134,379
PetroChina Co. Ltd., Class H	3,216,000	4,121,795
Ping An Insurance Group Co. of China Ltd., Class H	417,000	3,128,713
Skyworth Digital Holdings Ltd.	2,376,000	1,232,418
Tencent Holdings Ltd.	297,000	4,419,790
WuXi PharmaTech Cayman, Inc. - ADR (a)	75,922	2,658,788
Zhuzhou CSR Times Electric Co. Ltd., Class H	496,000	1,915,420

		40,845,518
Hong Kong — 2.6%
AIA Group Ltd.	1,170,400	6,040,132
Techtronic Industries Co.	844,500	2,435,221

		8,475,353
India — 7.3%
Bharti Infratel, Ltd.	382,592	1,825,923
Biocon Ltd.	360,555	2,902,777
CESC Ltd.	153,277	1,856,997
Coal India Ltd.	363,033	2,002,369
Glenmark Pharmaceuticals Ltd.	267,179	3,122,568
IDFC Ltd.	768,398	1,723,993
Mahindra & Mahindra Ltd.	183,203	4,023,359

Common Stocks	Shares	Value
India (concluded)
UPL Ltd.	1,069,544	$5,873,818

		23,331,804
Indonesia — 2.0%
Bank Negara Indonesia (Persero) Tbk PT	7,264,718	3,282,756
Matahari Department Store Tbk PT	1,038,743	1,383,689
Telekomunikasi Indonesia (Persero) Tbk PT	7,787,781	1,865,578

		6,532,023
Japan — 42.9%
The Dai-ichi Life Insurance Co. Ltd.	227,300	3,376,468
Denso Corp.	98,700	4,553,649
FANUC Corp.	9,100	1,645,760
Fuji Media Holdings, Inc.	140,500	2,090,122
FUJIFILM Holdings Corp.	186,100	5,718,311
Hitachi Ltd.	833,000	6,364,146
Honda Motor Co. Ltd.	224,600	7,705,989
Japan Tobacco, Inc.	96,500	3,135,809
JX Holdings, Inc.	710,700	3,276,867
The Kansai Electric Power Co. Inc. (a)	384,100	3,629,388
Kawasaki Kisen Kaisha Ltd.	1,496,000	3,182,032
KDDI Corp.	79,800	4,800,467
Leopalace21 Corp. (a)	567,500	3,117,368
Mitsubishi Corp.	167,100	3,422,249
Mitsubishi Electric Corp.	462,000	6,159,008
Mitsubishi Estate Co. Ltd.	216,000	4,868,056
Mitsubishi UFJ Financial Group, Inc.	807,900	4,553,093
Mitsui & Co. Ltd.	171,100	2,698,945
MS&AD Insurance Group Holdings	133,200	2,905,374
NGK Insulators Ltd.	232,000	5,530,116
Nidec Corp.	28,100	1,898,917
Nippon Shokubai Co. Ltd.	140,000	1,560,918
Nippon Steel & Sumitomo Metal Corp.	1,689,000	4,384,869
NSK Ltd.	262,000	3,736,923
ORIX Corp.	371,400	5,127,342
Sekisui Chemical Co. Ltd.	74,000	850,476
Shionogi & Co. Ltd.	157,700	3,619,306
Softbank Corp.	87,200	6,090,821
Sumitomo Mitsui Financial Group, Inc.	193,100	7,867,754
Sumitomo Osaka Cement Co. Ltd.	944,000	3,099,260
Takashimaya Co. Ltd.	254,000	2,124,592
Toshiba Corp.	570,000	2,646,045
Toyota Motor Corp.	173,100	10,185,055
West Holdings Corp.	171,300	1,857,518

		137,783,013

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Philippines — 1.5%
Metro Pacific Investments Corp.		14,220,800	$1,550,754
Vista Land & Lifescapes, Inc.		23,057,600	3,170,083

			4,720,837
Singapore — 0.9%
Ezion Holdings Ltd.		2,136,640	3,026,693
South Korea — 7.9%
CJ O Shopping Co. Ltd.		4,479	1,365,073
Hyundai Engineering & Construction Co., Ltd.		55,694	3,174,431
Hyundai Motor Co.		20,374	3,670,849
NCSoft Corp.		11,857	1,509,247
POSCO		8,055	2,477,660
Samsung Electronics Co. Ltd.		5,780	6,473,642
SK Hynix, Inc. (a)		146,906	6,502,214

			25,173,116
Taiwan — 6.2%
Advanced Semiconductor Engineering, Inc.		2,997,000	3,500,658
Cathay Financial Holding Co. Ltd.		2,638,250	4,288,169
Hon Hai Precision Industry Co. Ltd.		2,220,240	6,993,176
Taiwan Semiconductor Manufacturing Co. Ltd.		1,250,000	4,976,408

			19,758,411
Total Common Stocks — 95.0%			305,004,909

Participation Notes — 3.5%
China — 0.7%
Citigroup Global Markets Holdings, Inc. (Chongqing Changan Automobile Co. Ltd.), due 01/20/15		77,300	172,491
Deutsche Bank AG London (Chongqing Changan Automobile Co. Ltd.), due 06/06/17		455,900	1,017,319
JPMorgan Structured Products (Chongqing Changan Automobile Co. Ltd.), due 02/22/16		549,900	1,227,076

			2,416,886
South Korea — 2.8%
Citigroup Global Markets Holdings, Inc. (Shinhan Financial Group Co. Ltd.), due 1/20/15		99,870	4,599,556
Participation Notes	Shares		Value
South Korea (concluded)
Deutsche Bank AG London (Hana Financial Group, Inc.), due 11/18/19		71,720	$2,616,650
Deutsche Bank AG London (Samsung Electronics Co. Ltd.),due 1/24/17		1,514	1,698,722

			8,914,928
Total Participation Notes — 3.5%			11,331,814

Warrants (c) — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd., (issued/exercisable 4/23/14, 1share for 1 warrant, Expires 4/22/16, Strike Price HKD 98.60)		18,333	30,646
Total Long-Term Investments (Cost — $271,583,512) — 98.5%			316,367,369

Short-Term Securities — 0.6%
Money Market Funds — 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)		1,300,574	1,300,574

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	USD	311	310,500
Total Money Market Funds — 0.5%			1,611,074

Time Deposits	Par (000)		Value
Australia — 0.1%
Brown Brothers Harriman & Co., 1.58%, 10/01/14	AUD	140	122,768
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/14	HKD	728	93,713
Total Time Deposits — 0.1%			216,481
Total Short-Term Securities (Cost — $1,827,555) — 0.6%			1,827,555

2	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $273,411,067*) — 99.1%	318,194,924
Other Assets Less Liabilities — 0.9%	2,733,391

Net Assets — 100.0%	$320,928,315

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$278,203,348

Gross unrealized appreciation	$53,381,275
Gross unrealized depreciation	(13,389,699)

Net unrealized appreciation	$39,991,576

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,699,277	(398,703)	1,300,574	$629
BlackRock Liquidity Series, LLC, Money Market Series	$5,957,608	$(5,647,108)	$310,500	$54,211

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
HKD	Hong Kong Dollar
USD	US Dollar

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$35,358,141	—	$35,358,141
China	2,658,788	38,186,730	—	40,845,518
Hong Kong	—	8,475,353	—	8,475,353
India	4,948,491	18,383,313	—	23,331,804
Indonesia	—	6,532,023	—	6,532,023
Japan	—	137,783,013	—	137,783,013
Philippines	3,170,083	1,550,754	—	4,720,837
Singapore	—	3,026,693	—	3,026,693
South Korea	—	25,173,116	—	25,173,116
Taiwan	—	19,758,411	—	19,758,411
Participation Notes	—	11,331,814	—	11,331,814
Short-Term Securities:
Money Market	1,300,574	310,500	—	1,611,074
Time Deposits	—	216,481	—	216,481

Total	$12,108,582	$306,086,342	—	$318,194,924

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	—	$96,746	—	$96,746
Liabilities:
Collateral on securities loaned at value	—	$(310,500)	—	(310,500)

Total	—	$(213,754)	—	$(213,754)

The table below shows the transfers between Level 1 and Level 2.
	Transfers into Level 1 [1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2 [1]
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$2,731,099	$2,731,099	—
India	$2,570,289	—	—	$2,570,289
Philippines	2,761,267	—	—	2,761,267

Total	$5,331,556	$2,731,099	$2,731,099	$5,331,556

[1]	Systematic fair values were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes
Assets:
Opening Balance, as of December 31, 2013	$11,591,542
Transfers into Level 3	—
Transfers out of Level 3[1]	(10,192,489)
Accrued discounts/premiums	—
Net realized gain	7,153
Net change in unrealized appreciation/depreciation[2,3]	(16,312)
Purchases	—
Sales	(1,389,895)

Closing Balance, as of September 30, 2014	—

Net change in unrealized appreciation/depreciation on investments still held at Sepetember 30, 2014[3]	—

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,192,489 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

6	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 24, 2014